Long Term Investments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Trading Securities and Other Trading Assets [Line Items]
Maturity date of long term investment minimum	2025
Maturity date of long term investment maximum	2047
Net unrealized gains (losses) included in other income (expense), net	$ 700,000	$ 1,800,000	$ (8,100,000)
Auction Rate Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Long-term debt instruments with variable interest rates	50,100,000	66,800,000
Carrying value of investments	44,500,000	60,500,000
Securities redeemed at par value	$ 16,700,000	$ 5,500,000	$ 6,000,000
Maximum [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Scheduled interest rate auctions, interval, days	35
Minimum [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Scheduled interest rate auctions, interval, days	28